Income Taxes (Details) - Schedule of deferred income tax assets - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of deferred income tax assets [Abstract]
Net operating losses carry forward	$ 859,455	$ 645,345	$ 526,519
Cutoff adjustments	47,704
Gross deferred tax assets	907,159	645,345	526,519
Less: valuation allowance	(907,159)	(645,345)	(526,519)
Net deferred tax assets